SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Schedule of Other Current Liabilities
	December 31,
	2015	2016

Director fees	$25	$21
Trade payables	41	20
Accrued expenses and other	160	196

	$226	$237

Schedule of Financial Income (Expenses), Net

	Year ended December 31,
	2014	2015	2016

Financial expenses:
Loss from change in fair value of investment in BioCancell and sale of BioCancell shares	$(245)	$(36)	$-
Other	(7)	(2)	(15)

	(252)	(38)	(15)
Financial income:
Other	12	9	12

	$(240)	$(29)	$(3)